Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	$ 353,921,820
EBP, Change in Net Asset Available for Benefit, Increase (Decrease), Before Transfer to (from) Plan	333,836,535
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	20,085,285
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	668,111,876
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	2,939,835
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	85,754,676
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	146,517,835
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	7,878,139
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	240,150,650
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	4,331,304
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	573,034,522
EBP, Change in Net Asset Available for Benefit, Decrease	577,365,826
EBP, Net Asset Available for Benefit	5,395,143,170
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	632,990,521
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 35,121,355
EBP, Investment, Fair Value and NAV	Investments
Participants, at their discretion, may direct their contributions to any of the investment options listed below, available through the Investment Trust or in a separate brokerage account.

At December 31, 2025, the following investment options are available:

U.S. Equity Funds:	International Equity Funds:	Target Retirement Funds:
Diversified U.S. Equity	Diversified International Equity	Target Retirement Date Income
Diversified U.S. Equity	Diversified International Equity	2020 Target Retirement Date
Index	Index	2025 Target Retirement Date
General Mills Stock		2030 Target Retirement Date
2035 Target Retirement Date
Fixed Income Funds:		2040 Target Retirement Date
Stable Value		2045 Target Retirement Date
Core Bond		2050 Target Retirement Date
2055 Target Retirement Date
Other:		2060 Target Retirement Date
Multi-Asset Class Fund		2065 Target Retirement Date
Schwab Personal Choice Retirement Account		2070 Target Retirement Date
(Self Directed Brokerage)

Beginning September 30, 2017, a 20% limit was placed on the General Mills Company Stock and ESOP Funds (“Company Stock”) within the Plan for each participant.

The Plan’s estimates of fair value for financial assets are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets, and requires that observable inputs be used in valuations when available.

The disclosure of fair value estimates in the fair value accounting guidance hierarchy is based on whether the significant inputs into the valuation are observable. In determining the level of the hierarchy in which the estimate is disclosed, the highest priority is given to unadjusted quoted prices in active markets (level 1) and the lowest priority to unobservable inputs (level 3). The level in the fair value hierarchy within which the fair value measurement is reported is based on the lowest level input that is significant to the measurement in its entirety. The three levels of the hierarchy under FASB Accounting Standards Codification (ASC) 820 are as follows:

•Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

•Level 2 – Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable (e.g., interest rates, yield curves, prepayment speeds, default rates, loss severities, etc.) or can be corroborated by observable market data.
•Level 3 - Valuations based on models where significant inputs are not observable.

The following table summarizes the Plan’s investments, excluding the Investment Trust, that were accounted for at fair value within the fair value hierarchy of ASC 820, as of December 31, 2025 and 2024:

	2025
Description	Level 1	Level 2	Level 3	Total
Directed brokerage fund, at fair value	$254,673,250	$7,861,237	$—	$262,534,487

	2024
Description	Level 1	Level 2	Level 3	Total
Directed brokerage fund, at fair value	$254,098,964	$9,487,440	$—	$263,586,404

The directed brokerage fund holds investments in short-term investments, debt securities, common and preferred stock, registered investment companies, and common/collective trusts. See the valuation methodologies for these investments in note 4.